Share-Based Payments - Movement in Share Options (Details)		3 Months Ended	12 Months Ended
	Sep. 07, 2017 shares £ / shares	Jun. 30, 2015	Jun. 30, 2020 shares £ / shares	Jun. 30, 2019 shares £ / shares	Jun. 30, 2018 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			31,505	125,545	125,545
Options granted during the year (in shares)			0	0	0
Options exercised during the year (in shares)			10,660	94,040	0
Options forfeited during the year (in shares)			0	0	0
Options outstanding, ending balance (in shares)			20,845	31,505	125,545
Weighted average exercise price (in gbp per share) | £ / shares			£ 0.43	£ 0.59	£ 0.82
Weighted average remaining contractual life			5 years	5 years	6 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			715,548	3,440,465	3,440,465
Options granted during the year (in shares)			0	0	0
Options exercised during the year (in shares)			67,937	2,724,917	0
Options forfeited during the year (in shares)			480,000	0	0
Options outstanding, ending balance (in shares)			167,611	715,548	3,440,465
Weighted average exercise price (in gbp per share) | £ / shares			£ 0.00	£ 0.00	£ 0.00
Weighted average remaining contractual life			17 years	17 years	19 years
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised during the year (in shares)			306,802	72,601
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			1,128,699	1,277,700	983,500
Options granted during the year (in shares)			0	0	329,700
Options exercised during the year (in shares)			309,952	72,601	0
Options forfeited during the year (in shares)			37,725	76,400	35,500
Options outstanding, ending balance (in shares)			781,022	1,128,699	1,277,700
Weighted average exercise price (in gbp per share) | £ / shares			£ 0.00	£ 0.00	£ 0.00
Weighted average remaining contractual life		5 years	5 years	6 years	7 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			784,844	0	0
Options granted during the year (in shares)			710,673	875,044	0
Options exercised during the year (in shares)			236,046	46,000	0
Options forfeited during the year (in shares)			155,204	44,200	0
Options outstanding, ending balance (in shares)			1,104,267	784,844	0
Weighted average exercise price (in gbp per share) | £ / shares			£ 0.00	£ 0.00	£ 0.00
Weighted average remaining contractual life			3 years	3 years	0 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			560,169	0	0
Options granted during the year (in shares)			267,834	594,028	0
Options exercised during the year (in shares)			4,421	0	0
Options forfeited during the year (in shares)			64,375	33,859	0
Options outstanding, ending balance (in shares)			759,207	560,169	0
Weighted average exercise price (in gbp per share) | £ / shares			£ 22.12	£ 19.59	£ 0.00
Weighted average remaining contractual life			2 years	2 years	0 years
Bonus Payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			243,235	360,345	0
Options granted during the year (in shares)			0	0	360,345
Options exercised during the year (in shares)			123,426	117,110	0
Options forfeited during the year (in shares)			2,693	0	0
Options outstanding, ending balance (in shares)			117,116	243,235	360,345
Weighted average exercise price (in gbp per share) | £ / shares			£ 0.00	£ 0.00	£ 0.00
Weighted average remaining contractual life			1 year	2 years	3 years
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)			0	10,000	0
Options granted during the year (in shares)	10,000		0	0	10,000
Options exercised during the year (in shares)			0	10,000	0
Options forfeited during the year (in shares)			0	0	0
Options outstanding, ending balance (in shares)			0	0	10,000
Weighted average exercise price (in gbp per share) | £ / shares	£ 4.58		£ 0.00	£ 0.00	£ 4.58
Weighted average remaining contractual life			0 years	0 years	1 year